Submission	Jun. 01, 2026
Submission [Line Items]
Central Index Key	0001599298
Registrant Name	Summit Therapeutics Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES